Consolidation of Navios Containers (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Fair value of Navios Containers' outsantading shares, assets and liabilities and noncontrolling interest
Fair value of Navios Containers’ outstanding shares:
Fair value of Navios Holdings’ interest (3.7%)	6,269
Fair value of noncontrolling interest (96.3%)	$165,474
Total fair value of Navios Containers’ outstanding shares	171,743
Fair value of Navios Containers’ assets and liabilities:
Current assets (including cash and restricted cash of $24,400)	27,705
Vessels	376,133
Favorable lease terms	31,342
Long term receivable from affiliate companies	7,313
Other long term assets	1,099
Long term debt assumed (including current portion)	(199,000)
Current liabilities	(14,727)
Fair value of Navios Containers’ net assets	229,865
Bargain gain upon obtaining control	$58,122

Schedule of acquired intangible assets
	Weighted Average Amortization (years)	Amortization per Year
Favorable lease terms	1.4	$(22,391)